Annual Fund Operating Expenses	12 Months Ended
	Aug. 31, 2012
Vanguard Short-Term Government Bond Index Fund - Institutional Shares | Vanguard Short-Term Government Bond Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.09%
Vanguard Intermediate-Term Government Bond Index Fund - Institutional Shares | Vanguard Intermediate-Term Government Bond Index F
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.09%
Vanguard Long-Term Government Bond Index Fund - Institutional Shares | Vanguard Long-Term Government Bond Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.09%
Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares | Vanguard Short-Term Corporate Bond Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.09%
Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares | Vanguard Intermediate-Term Corporate Bond Index Fu
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.09%
Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares | Vanguard Long-Term Corporate Bond Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.09%
Vanguard Mortgage-Backed Securities Index Fund - Institutional Shares | Vanguard Mortgage-Backed Securities Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.09%
Vanguard Explorer Value Fund - Investor Shares | Vanguard Explorer Value Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.52%
12b-1 Distribution Fee	none
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	0.63%	[1]
Vanguard Russell 1000 Index Fund - Institutional Shares | Vanguard Russell 1000 Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.01%
12b-1 Distribution Fee	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.08%
Vanguard Russell 1000 Value Index Fund - Institutional Shares | Vanguard Russell 1000 Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.08%
Vanguard Russell 1000 Growth Index Fund - Institutional Shares | Vanguard Russell 1000 Growth Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.08%
Vanguard Russell 2000 Index Fund - Institutional Shares | Vanguard Russell 2000 Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.01%
12b-1 Distribution Fee	none
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.06%
Total Annual Fund Operating Expenses	0.14%	[1]
Vanguard Russell 2000 Value Index Fund - Institutional Shares | Vanguard Russell 2000 Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.12%
Total Annual Fund Operating Expenses	0.20%	[1]
Vanguard Russell 2000 Growth Index Fund - Institutional Shares | Vanguard Russell 2000 Growth Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.01%
12b-1 Distribution Fee	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.08%
Vanguard Russell 3000 Index Fund - Institutional Shares | Vanguard Russell 3000 Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.01%
12b-1 Distribution Fee	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.08%
Vanguard Short-Term Government Bond Index Fund - Signal Shares | Vanguard Short-Term Government Bond Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.12%
Vanguard Intermediate-Term Government Bond Index Fund - Signal Shares | Vanguard Intermediate-Term Government Bond Index F
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.12%
Vanguard Long-Term Government Bond Index Fund - Signal Shares | Vanguard Long-Term Government Bond Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.12%
Vanguard Short-Term Corporate Bond Index Fund - Signal Shares | Vanguard Short-Term Corporate Bond Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.12%
Vanguard Intermediate-Term Corporate Bond Index Fund - Signal Shares | Vanguard Intermediate-Term Corporate Bond Index Fu
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.12%
Vanguard Long-Term Corporate Bond Index Fund - Signal Shares | Vanguard Long-Term Corporate Bond Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.12%
Vanguard Mortgage-Backed Securities Index Fund - Signal Shares | Vanguard Mortgage-Backed Securities Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.12%
Vanguard Short-Term Government Bond Index Fund - ETF Shares | Vanguard Short-Term Government Bond Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.12%
Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares | Vanguard Intermediate-Term Government Bond Index F
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.12%
Vanguard Long-Term Government Bond Index Fund - ETF Shares | Vanguard Long-Term Government Bond Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.12%
Vanguard Short-Term Corporate Bond Index Fund - ETF Shares | Vanguard Short-Term Corporate Bond Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.12%
Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares | Vanguard Intermediate-Term Corporate Bond Index Fu
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.12%
Vanguard Long-Term Corporate Bond Index Fund - ETF Shares | Vanguard Long-Term Corporate Bond Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.12%
Vanguard Mortgage-Backed Securities Index Fund - ETF Shares | Vanguard Mortgage-Backed Securities Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.12%
Vanguard Russell 1000 Index Fund - ETF Shares | Vanguard Russell 1000 Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.12%
Vanguard Russell 1000 Value Index Fund - ETF Shares | Vanguard Russell 1000 Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.15%
Vanguard Russell 1000 Growth Index Fund - ETF Shares | Vanguard Russell 1000 Growth Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.15%
Vanguard Russell 2000 Index Fund - ETF Shares | Vanguard Russell 2000 Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.06%
Total Annual Fund Operating Expenses	0.21%	[1]
Vanguard Russell 2000 Value Index Fund - ETF Shares | Vanguard Russell 2000 Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.03%
12b-1 Distribution Fee	none
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.12%
Total Annual Fund Operating Expenses	0.32%	[1]
Vanguard Russell 2000 Growth Index Fund - ETF Shares | Vanguard Russell 2000 Growth Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.20%
Vanguard Russell 3000 Index Fund - ETF Shares | Vanguard Russell 3000 Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.15%

[1]	Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.